BORROWINGS AND FINANCE LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of borrowings
The following table summarises the carrying value of the Group’s borrowings as at the dates presented:

	31 December 2020	31 December 2019
	€ million	€ million
Non-current:
US$250 million 3.25% Notes 2021	—	221
US$300 million 4.50% Notes 2021	—	266
€350 million Floating Rate Note 2021(A)	—	350
€700 million 0.75% Notes 2022	699	698
€350 million 2.63% Notes 2023	349	348
€500 million 1.13% Notes 2024	497	496
€350 million 2.38% Notes 2025	347	347
€250 million 2.75% Notes 2026	248	248
€600 million 1.75% Notes 2026(B)	592	—
€400 million 1.50% Notes 2027	396	396
€250 million 1.50% Notes 2027(C)	263	—
€500 million 1.75% Notes 2028	494	493
€750 million 0.20% Notes 2028(D)	742	—
€500 million 1.13% Notes 2029	494	493
€500 million 1.88% Notes 2030	496	495
€500 million 0.70% Notes 2031	496	495
Lease obligations	269	276
Total non-current borrowings	6,382	5,622
Current:
US$250 million 3.25% Notes 2021(E)	156	—
US$300 million 4.50% Notes 2021(E)	203	—
€350 million Floating Rate Note 2021(A)	350	—
US$525 million 3.50% Notes 2020(F)	—	467
EUR commercial paper	—	221
Lease obligations	96	111
Total current borrowings	805	799
(A)3 months EURIBOR plus 18 basis points with a minimum 0%.
(B)In March 2020, the Group issued €600 million 1.75% Notes due 2026.
(C)In June 2020, the Group issued additional Notes for the principal amount of €250 million which consolidated with the existing €400 million Notes issued in November 2018 form a single series amounting to €650 million. All other terms and conditions relating to the existing €400 million Notes were unchanged.
(D)In December 2020, the Group issued €750 million 0.20% Notes due 2028.
(E)In February 2020, the Group repaid prior to maturity $255 million of outstanding USD borrowings.
(F)Between February and September 2020, the $525 million 3.50% Notes were fully repaid.

Disclosure of reconciliation of liabilities arising from financing activities
The following table provides a reconciliation of movements of liabilities to cash flows arising from financing activities:

	Current portion of borrowings	Borrowings, less current portion	Total
	€ million	€ million	€ million
As at 31 December 2018	491	5,127	5,618
Changes from financing cash flows
Proceeds from third party borrowings, net	—	987	987
Changes in short-term borrowings	101	—	101
Repayments on third party borrowings	(350)	(275)	(625)
Payment of principal and interest on lease obligations(A)	(132)	—	(132)
Other non-cash changes
Amortisation of discount, premium and issue costs	1	9	10
Lease additions	20	102	122
Lease operating liability recognised as at 1 January 2019(B)	92	230	322
Currency translation	9	9	18
Reclassifications	567	(567)	—
Total changes	308	495	803
As at 31 December 2019	799	5,622	6,421
Changes from financing cash flows
Proceeds from third party borrowings, net	—	1,598	1,598
Changes in short-term borrowings	(221)	—	(221)
Repayments on third party borrowings(C)	(467)	(102)	(569)
Payment of principal and interest on lease obligations(A)	(120)	—	(120)
Other non-cash changes
Amortisation of discount, premium and issue costs	—	8	8
Lease additions and other non-cash movements	(7)	108	101
Currency translation	—	(31)	(31)
Reclassifications	821	(821)	—
Total changes	6	760	766
As at 31 December 2020	805	6,382	7,187
(A)As a result of the adoption of IFRS 16 on 1 January 2019, the majority of the Group’s lease obligations are now presented on the balance sheet as right of use (ROU) assets in property, plant and equipment. Cash outflows relating to operating leases had previously been presented in net cash flows from operating activities and, from 1 January 2019, these equivalent cash flows are included as cash flows from financing activities. During the year ended 31 December 2020, total cash outflows from lease payments are payments of principal on lease obligations for €116 million and payments of interest charged on lease obligation for €4 million.
(B)Adjustment for the adoption of IFRS 16, “Leases” on 1 January 2019.
(C)This line item includes the impact of the cross currency swap hedge from USD to EUR.